Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Leases [Line Items]
Leases

11.	LEASES
The Company leases real estate in the form of office space and data center facilities. Generally, the term for real estate leases ranges from 1 to 17 years at inception of the contract. Generally, the term for equipment leases is 1 to 3 years at inception of the contract. Some real estate leases include options to renew that can extend the original term by 3 to 5 years.
The components of lease expense for the three months ended March 31, 2022 and 2021 were as follows (in thousands):

	For the Three Months Ended March 31,
	2022	2021
Operating lease costs	$3,566	$4,594
Variable lease costs	837	602

Total lease costs	$4,403	$5,196

Supplemental cash flow and other information related to leases for the three months ended March 31, 2022 and 2021 were as follows (in thousands):

	For the Three Months Ended March 31,
	2022	2021
Cash payments for operating leases	$2,516	$2,968
Operating lease assets obtained in exchange for lease liabilities	—	2,365

10.	LEASES
The Company adopted ASC 842 on January 1, 2021 using the modified retrospective transition method. Due to the adoption of ASC 842, the Company recognized operating right-of-use
assets and operating lease liabilities of $47.1 million and $53.0 million, respectively, as of the date of adoption. Results for reporting periods prior to adoption are presented under ASC 840 as it was the accounting standard in effect for such periods.
The Company leases real estate in the form of office space and data center facilities. The Company additionally leases equipment in the form of information technology equipment. Generally, the term for real estate leases ranges from 1 to 17 years at inception of the contract. Generally, the term for equipment leases is 1 to 3 years at inception of the contract. Some real estate leases include options to renew that can extend the original term by 5 to 10 years.

Operating lease costs are included within cost of revenues, exclusive of amortization and impairment of acquired technologies, research and development and general and administrative expenses on the consolidated statements of operations and comprehensive loss. The Company does not have any finance leases.
The components of lease expense for the year ended December 31, 2021 were as follows (in thousands):

Year Ended December 31, 2021
Operating lease costs	$16,386
Variable lease costs	2,110

Total lease costs	$18,496

The lease term and discount rate consisted of the following at December 31, 2021:

Weighted-average remaining lease term (years)	12.9
Weighted-average discount rate	6.3%
Supplemental cash flow and other information related to leases for the year ended December 31, 2021 were as follows (in thousands):

Year Ended December 31, 2021
Cash payments for operating leases	$11,403
Operating lease assets obtained in exchange for lease liabilities	2,876
The table below reconciles the undiscounted future minimum lease payments (in thousands) under noncancelable operating leases with terms of more than one year to the total operating lease liabilities recognized on the consolidated balance sheet as of December 31, 2021.
Years Ending December 31:

2022	$8,559
2023	6,124
2024	7,325
2025	7,317
2026	6,843
Thereafter	61,636

Total Lease Payments	97,804
Less: Interest	(33,619)
Total	$64,185

During the year ended December 31, 2020, the Company entered into a new operating lease agreement for its corporate headquarters in Chicago, Illinois. The lease term commenced in January 2021 and included a landlord provided tenant improvement allowance of up to $16.9 million to be applied to the costs of the construction of leasehold improvements. The Company recognized the tenant improvement allowance as an increase to the operating lease liability and to leasehold improvements as and when such leasehold improvements were paid for by the lessor. As of December 31, 2021, the Company has recognized the full amount of the tenant improvement allowance.

Under ASC 840, rent expense was $9.7 million and $9.5 million during the years ended December 31, 2020 and 2019, respectively. The Company’s noncancelable operating lease agreements that required future minimum cash lease payments were as follows at December 31, 2020 (in thousands):

Years Ending December 31:
2021	$7,143
2022	6,090
2023	5,180
2024	7,059
2025	7,243
Thereafter	68,415

Total	$101,130